Investment in subsidiaries	12 Months Ended
Jun. 30, 2026
Investment in subsidiaries

15. Investment in subsidiaries

The subsidiary undertakings of the Group at June 30 2026 were as follows:

Subsidiary Undertakings	Percentage of shares held	Registered address
VivoPower International Services Limited	100%	28 Esplanade, St Helier, Jersey, JE2 3QA
VivoPower USA, LLC	100%	251 Little Falls Drive, Wilmington, DE, USA 19808
VivoPower US-NC-31, LLC	100%	251 Little Falls Drive, Wilmington, DE, USA 19808
VivoPower US-NC-47, LLC	100%	251 Little Falls Drive, Wilmington, DE, USA 19808
VivoPower (USA) Development, LLC	100%	251 Little Falls Drive, Wilmington, DE, USA 19808
Caret Global, LLC (formerly Caret, LLC)	100%	251 Little Falls Drive, Wilmington, DE, USA 19808
Caret Digital, LLC (formerly Caret Decimal, LLC)	100%	251 Little Falls Drive, Wilmington, DE, USA 19808
VIWR AU Pty Ltd (formerly VivoPower Pty Ltd)	100%	Level 11, 110 Mary St, Brisbane City QLD 4000, Australia
Aevitas O Holdings Pty Ltd	100%	Level 11, 110 Mary St, Brisbane City QLD 4000, Australia
Aevitas Group Limited	100%	Level 11, 110 Mary St, Brisbane City QLD 4000, Australia
Aevitas Holdings Pty Ltd	100%	Level 11, 110 Mary St, Brisbane City QLD 4000, Australia
KESW SO Pty Ltd (formerly Kenshaw Solar Pty Ltd and J.A. Martin Electrical Pty Limited)	100%	Level 11, 110 Mary St, Brisbane City QLD 4000, Australia
Tembo Technologies Pty Ltd (formerly Tembo EV Australia Pty Ltd)	100%	Level 11, 110 Mary St, Brisbane City QLD 4000, Australia
Tembo EV Pty Ltd	100%	Level 11, 110 Mary St, Brisbane City QLD 4000, Australia
TemboDrive Pty Ltd	100%	Level 11, 110 Mary St, Brisbane City QLD 4000, Australia
VivoPower Philippines Inc.	64%	Unit 10A, Net Lima Building, 5th Avenue cor. 26th Street,
VivoPower RE Solutions Inc.	64%	E-Square Zone, Crescent Park West, Bonifacio Global City,
V.V.P. Holdings Inc. *	40%	Taguig, Metro Manila
Tembo e-LV B.V.	100%	De Donge 5, 5684 PX Best, the Netherlands
Tembo 4x4 e-LV B.V.	100%	De Donge 5, 5684 PX Best, the Netherlands
FD 4x4 Center B.V.	100%	De Donge 5, 5684 PX Best, the Netherlands
Tembo Group B.V. (formerly Tembo EUV Solutions B.V)	100%	De Donge 5, 5684 PX Best, the Netherlands
Tembo EUV Solutions FZCO	100%	DSO-IFZA, IFZA Properties, Dubai Silicon Oasis, Dubai, United Arab Emirates
Tembo EUV Investment Corporation Ltd	100%	WB Corporate Services (Cayman) Ltd., of P.O. Box 2775, 71 Fort Street, 3rd Floor, Grand Cayman, KY1-1111, Cayman Islands
Cromwell AS (now known as Vivo Power Norge Infrastructure AS)	100%	Nytt Foretak AS, Grundingen 6, 0250 Oslo, Norway
Nordland Data AS (now known as Arctic Norge Data I AS)	100%	Mellomvika 17, 8622 Mo i Rana, Norway

*	V.V.P. Holdings Inc. is controlled by VivoPower Pty Ltd, notwithstanding only owning 40% of the ordinary share capital.

VivoPower Philippines Inc. and VivoPower RE Solutions Inc. are both dormant. As there are no material net assets or results attributable to their minority shareholders at 30 June 2026, no material non-controlling interest is presented in the consolidated financial statements.

The following subsidiaries were deregistered during the year:

Electrical Engineering Group Pty Limited (Australia) – Deregistered on 16 December 2025.

KESW EL Pty Ltd (formerly Kenshaw Electrical Pty Ltd) (Australia) – Deregistered on 31 May 2026.